Property and Equipment	12 Months Ended
Dec. 31, 2013
Property and Equipment

6.    Property and Equipment

Property and equipment consisted of the following for the dates indicated:

	December 31,
	2012	2013
	(in thousands)
Computer equipment and software	$784	$833
Laboratory equipment	4,579	4,599
Furniture and fixtures	357	357
Leasehold improvements	1,258	1,321

	6,978	7,110
Less: Accumulated depreciation and amortization	(4,979)	(5,896)

	$1,999	$1,214

Depreciation and amortization expense totaled $1.0 million and $0.9 million for the years ended December 31, 2012 and 2013, respectively.